Commitments and Contingencies (Details 1)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 217,644
2021	41,626
Total lease payments	259,270
Less: imputed interest	(7,688)
Present value of lease liabilities	$ 251,582